Changes in liabilities arising from financing activities (Tables)	12 Months Ended
Dec. 31, 2022
Textblock 1 [Abstract]
Changes in liabilities arising from financing activities

Changes in liabilities arising from financing activities for the year ended December 31, 2022 are as follows:

(In millions of won)
				Non-cash transactions
	January 1, 2022		Cash flows from financing activities	Reclassification	Gain or loss on foreign currency translation	Effective interest adjustment	Others	December 31, 2022
Short-term borrowings	₩	613,733	1,922,283	—	42,536	—	—	2,578,552
Current portion of long-term borrowings and bonds(*)		3,393,506	(4,209,915)	3,626,345	251,645	11,550	(217,566)	2,855,565
Long-term borrowings		7,660,591	4,165,508	(3,318,143)	(78,321)	—	(4,440)	8,425,195
Bonds		995,976	443,230	(308,202)	—	1,094	—	1,132,098
Lease liabilities		84,326	(82,296)	—	(1,806)	—	72,564	72,788
Dividend payables		3,679	(292,786)	—	—	—	289,107	—
	₩	12,751,811	1,946,024	—	214,054	12,644	139,665	15,064,198

(*) Others include ~~W~~220,240 million of gain on valuation of financial liabilities at fair value through profit or loss and ~~W~~2,672 million of loss on early repayment of borrowings and bonds.